Summary - Invesco Commodities Strategy Fund | Invesco Commodities Strategy Fund
Fund Summary - Invesco Commodities Strategy Fund
Investment Objective(s)
The Fund’s investment objective is long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund II Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary), are included in the table. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Summary - Invesco Commodities Strategy Fund Invesco Commodities Strategy Fund	Class A, Invesco Commodities Strategy Fund	Class B, Invesco Commodities Strategy Fund	Class C, Invesco Commodities Strategy Fund	Class R, Invesco Commodities Strategy Fund	Class Y, Invesco Commodities Strategy Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Invesco Commodities Strategy Fund Invesco Commodities Strategy Fund		Class A, Invesco Commodities Strategy Fund	Class B, Invesco Commodities Strategy Fund	Class C, Invesco Commodities Strategy Fund	Class R, Invesco Commodities Strategy Fund	Class Y, Invesco Commodities Strategy Fund
Management Fees		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.51%	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	[1]	1.26%	2.01%	2.01%	1.51%	1.01%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 1.25%, 2.00%, 2.00%, 1.50% and 1.00%, respectively, of average daily net assets. The expense limit will terminate on June 30, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Summary - Invesco Commodities Strategy Fund Invesco Commodities Strategy Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Commodities Strategy Fund	Class A	671	928	1,204	1,989
Class B, Invesco Commodities Strategy Fund	Class B	704	930	1,283	2,144
Class C, Invesco Commodities Strategy Fund	Class C	304	630	1,083	2,338
Class R, Invesco Commodities Strategy Fund	Class R	154	477	824	1,802
Class Y, Invesco Commodities Strategy Fund	Class Y	103	322	558	1,236

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Summary - Invesco Commodities Strategy Fund Invesco Commodities Strategy Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Commodities Strategy Fund	Class A	671	928	1,204	1,989
Class B, Invesco Commodities Strategy Fund	Class B	204	630	1,083	2,144
Class C, Invesco Commodities Strategy Fund	Class C	204	630	1,083	2,338
Class R, Invesco Commodities Strategy Fund	Class R	154	477	824	1,802
Class Y, Invesco Commodities Strategy Fund	Class Y	103	322	558	1,236

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year August 1, 2010 to July 31, 2011, the Fund’s portfolio turnover rate was 69% of the average value of the portfolio. The portfolio turnover rate of the Fund for the fiscal period August 1, 2011 to October 31, 2011, was 22% of the average value of the portfolio.
Principal Investment Strategies of the Fund

The Fund seeks to outperform the returns of the Dow Jones-UBS Commodity Total Return Index (DJ-UCI). The Fund invests primarily in derivative instruments, including commodity-linked notes, commodity total return swaps and commodity futures, and also in money market instruments and the Subsidiary. Invesco Advisers, Inc. (Invesco or the Adviser), the Fund’s investment adviser, uses an indexed-based process designed to balance the risk among the main commodity sectors such that no one sector drives the portfolio’s performance.

Commodity-linked notes will be used to facilitate exposure to the entire DJ-UCI. Commodity-linked notes are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes.

Commodity total return swaps will be used to efficiently manage the Fund’s exposure to the benchmark. Commodity total return swaps are two party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. These commodity swaps may be held either directly by the Fund or through the Subsidiary.

The Fund invests in futures contracts to seek those sources of returns that are ignored or deemphasized by the benchmark. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument or commodity at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument or commodity. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument or commodity on the settlement date or by payment of a cash settlement amount on the settlement date.

The Fund will invest up to 25% of its assets in the Subsidiary. The Subsidiary is advised by Invesco, has the same investment objective as the Fund and generally employs the same investment strategy. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary. The Subsidiary, in turn, will invest primarily in commodity total return swaps.

The Fund will generally maintain in the range of 40% to 70% of its total assets (including assets invested in the Subsidiary) in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative type instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Adviser uses an index-based investment process to provide the returns of the DJ-UCI through the use of commodity-linked notes, commodity total return swaps, commodity futures, and money market instruments.

Additionally, the Adviser employs an actively-managed, quantitative investment approach that seeks to generate incremental return (alpha) above the DJ-UCI. Relative to index-based commodity funds that are passively managed, the Fund will seek to provide greater capital loss protection during down markets using the portfolio management team’s active three-step investment process. This process is designed to balance the risk among the main commodity sectors such that no one sector drives the portfolio’s performance.

This three step investment process involves (1) selecting representative commodity assets to gain exposure to the agriculture, energy, industrial metals, and precious metals sectors; (2) estimating the risk correlation of the selected commodity assets to create a potential portfolio of investments; and (3) actively positioning the Fund’s commodity positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described above. The management team balances the opportunity for excess return from active positioning and the need to maintain commodity asset class exposure by setting controlled tactical ranges around the long-term commodity asset allocation.

When executing the investment process described above, the portfolio managers may purchase commodity-linked derivative instruments, such as futures and/or swap contracts on different types of commodity assets. The portfolio managers purchase these commodity-linked derivatives to obtain both long and short commodity positions, in order to actively balance the risk associated with different types of commodity assets and sectors.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Commodity Risk. The Fund’s and the Subsidiary’s investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Commodity-Linked Notes Risk. The Fund’s and the Subsidiary’s investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as the lack of a secondary market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund or the Subsidiary.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, the Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Fund and its shareholders.

Credit Risk. The issuer of instruments in which the Fund and the Subsidiary invest may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

The derivative instruments and techniques that the Fund and the Subsidiary may principally use include:

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Liquidity Risk. The Fund and the Subsidiary may hold illiquid securities that they are unable to sell at the preferred time or price and could lose their entire investment in such securities.

Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. The Internal Revenue Service has issued a number of private letter rulings to other mutual funds (including to another Invesco fund), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, the Internal Revenue Service has suspended issuance of any further private letter rulings pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years. In this event the Fund’s Board of Trustees may authorize a significant change in investment strategy or Fund liquidation. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s and Morgan Stanley Commodities Alpha Fund’s (the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C, Class I and Class R shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class B, Class C, Class I and Class R shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C, Class R and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charges.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Best Quarter (ended December 31, 2010): 15.83% Worst Quarter (ended September 30, 2011): (11.62)%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Summary - Invesco Commodities Strategy Fund Invesco Commodities Strategy Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Return Before Taxes Class A, Invesco Commodities Strategy Fund	Class A shares: Inception (04/30/08)	Return Before Taxes		(17.61%)	(11.79%)	Apr. 30, 2008
Return Before Taxes Class B, Invesco Commodities Strategy Fund	Class B shares: Inception (02/05/10)			(17.00%)	3.26%	Feb. 05, 2010
Return Before Taxes Class C, Invesco Commodities Strategy Fund	Class C shares: Inception (04/30/08)			(14.11%)	(11.10%)	Apr. 30, 2008
Return Before Taxes Class R, Invesco Commodities Strategy Fund	Class R shares: Inception (04/30/08)			(13.05%)	(10.67%)	Apr. 30, 2008
Return Before Taxes Class Y, Invesco Commodities Strategy Fund	Class Y shares: Inception (04/30/08)			(12.68%)	(10.21%)	Apr. 30, 2008
Return After Taxes on Distributions Class A, Invesco Commodities Strategy Fund	Class A shares: Inception (04/30/08)	Return After Taxes on Distributions		(21.74%)	(13.42%)	Apr. 30, 2008
Return After Taxes on Distributions and Sale of Fund Shares Class A, Invesco Commodities Strategy Fund	Class A shares: Inception (04/30/08)	Return After Taxes on Distributions and Sale of Fund Shares		(9.43%)	(10.36%)	Apr. 30, 2008
Dow Jones Commodity Total Return Index		Dow Jones Commodity Total Return Index	(reflects no deductions for fees, expenses or taxes)	(13.32%)	(9.89%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.